CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Cash at bank and on hand	$ 23,210	$ 6,313
Short-term bank deposits	532	528
Cash and cash equivalents	$ 23,742	$ 6,841	$ 8,576